Related Parties - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended				3 Months Ended	12 Months Ended
	May 03, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	May 31, 2015	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount								$ 17,934
Gross amount								$ 7,375
Common stock, shares outstanding			203,967					1,590,948	203,967
Common Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued									203,967
Number of shares issued upon 2016 Merger	125,000							125,000
Proceeds from private placement	$ 25,000
Common Stock [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of Shares issued	635,000							634,858
Series AB Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion to Common Stock, shares			59,928	66,066	77,973
Number of Shares issued			2,009,631	2,215,462	2,614,767
Series AB Preferred Stock [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of Shares issued		4,655,430
Conversion of Series AB Preferred Stock to Common Stock, shares							5,900,000
Series AA Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued						12,145,168
Restructured Debt [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Conversion to Common Stock, shares								49,526
Restructured Debt [Member] | Series AB Preferred Stock [Member]
Related Party Transaction [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount								$ 2,100
Number of shares issued upon conversion of debt								1,660,530
WCAS Capital Partners IV, L.P. [Member]
Related Party Transaction [Line Items]
Management fee description								The Company will receive strategic, managerial and operational advice in exchange for an annual fee of $0.5 million.
Management fee expense									$ 100	$ 500
Capital Royalty Partners [Member]
Related Party Transaction [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount								$ 16,500
Gross amount								$ 13,200
Capital Royalty Partners [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued upon conversion of debt								4,649,859
Number of shares issued upon 2016 Merger								685,970
Proceeds from private placement								$ 20,000
Common stock, shares outstanding								1,185,970
Capital Royalty Partners [Member] | Common Stock [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of Shares issued								500,000
Capital Royalty Partners [Member] | Series AB Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued upon conversion of debt								8,609,824
Number of Shares issued									4,093,596
Proceeds from issuance of shares									$ 5,100
Issuance of preferred stock as a result of the exercise of warrants shares								10,276,030
Capital Royalty Partners [Member] | Series AB Preferred Stock [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Conversion to Common Stock, shares								256,744
Conversion of Series AB Preferred Stock to Common Stock, shares								314,761
Capital Royalty Partners [Member] | Series AA Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued									4,000,000
Proceeds from issuance of shares									$ 5,000
Capital Royalty Partners [Member] | Restructured Debt [Member] | Series AA Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued								2,400,000
Proceeds from issuance of shares								$ 3,000